Material Accounting Policies (Details) - Schedule of Property and Equipment	12 Months Ended
Dec. 31, 2023
Plant and equipment [Member]
Schedule of Property and Equipment [Line Items]
Useful Life	10.00%
Office equipment [Member]
Schedule of Property and Equipment [Line Items]
Useful Life	33.00%
Land [Member]
Schedule of Property and Equipment [Line Items]
Useful Life